Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2016